--------------------------------------------------------------------------------
                              THIRD QUARTER REPORT

                                    SELIGMAN
                                  COMMON STOCK
                                   FUND, INC.

                               SEPTEMBER 30, 1995

                                     [Logo]
--------------------------------------------------------------------------------
                            A Growth and Income Fund
                              Established in 1930

                       Seligman Financial Services, Inc.
                                an affiliate of

                                     [Logo]

                             J. & W. Seligman & Co.
                                  incorporated
                                established 1864
                      100 Park Avenue, New York, NY 10017

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman Common Stock Fund, Inc., which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.
                                                                     EQCS3c 9/95

================================================================================
To the Shareholders
--------------------------------------------------------------------------------

We are pleased to update you on Seligman Common Stock Fund with this Third Quarter Report. For the nine months ended September 30, your Fund, as with many domestic equity mutual funds, lagged the Standard & Poor|s 500 Composite Stock Price Index (S&P 500), which posted exceptional gains during this period. The return of the S&P 500 was to a large extent driven by the strength of the technology sector, particularly the continued momentum of the U.S. semiconductor industry. For your convenience, your Fund|s investment performance, compared to the S&P 500, has been consolidated on page 6.

     Your Fund's dividend and gain information is as follows: on September 26, your Fund paid a $0.09 per share dividend to Class A, and a $0.057 dividend to Class D shareholders of record September 21. For both Class A and D shares, net realized gain per share from investment transactions for the nine months totaled $0.80. At September 30, net unrealized gain per share totaled $3.90. The realized gain distribution for 1995 will be declared on December 21 and distributed before year end.

     Third quarter reports and statistics suggest that the U.S. economy is maintaining its pattern of slow growth; for example, factory orders for consumer goods rose at a tepid rate, as retailers continued to hold down inventories. In addition, inflation remained benign and low interest rates prevailed, supported by growing prospects for a deficit reduction plan that will curb government spending in areas previously off limits = such as entitlements. In the past, an environment marked by such modest but sustained economic growth and subdued inflation has proven very positive for financial markets.

     Equity  markets  continued  to be  supported  by  increases  = albeit  at a decelerated rate = in corporate earnings. Overall, stock valuations seem reasonable based on estimated 1996 earnings, and equity markets should continue to benefit from stable-to-lower interest rates and continued corporate restructuring.

     In the third quarter, your Fund was aided by gains posted by interest rate sensitive positions such as Household International, Citicorp, and Chubb. Telecommunications issues, such as AT&T and NYNEX, also contributed to your Fund|s positive results. In keeping with its conservative growth and income investment objective, your Fund has maintained an underweighted position relative to the S&P 500 in aggressive market sectors, such as technology. This has held the Fund|s performance back slightly in the third quarter, as technology stocks continued to perform strongly.

     Looking ahead, company-specific stock selection remains key, and your Manager will continue to identify issues with strong underlying earnings growth potential.


     For information about your Fund, or your investment in its shares, please write, or call the toll-free telephone numbers listed below.

By order of the Board of Directors,


/s/ William C. Morris
---------------------
William C. Morris
Chairman

                                        /s/ Brian T. Zino
                                        -----------------
                                        Brian T. Zino
                                        President


October 27, 1995

--------------------------------------------------------------------------------
Important Telephone Numbers
SHAREHOLDER
SERVICES
(800) 221-2450

RETIREMENT PLAN
SERVICES
(800) 445-1777

24-HOUR AUTOMATED
TELEPHONE ACCESS SERVICE
(800) 622-4597

================================================================================
PORTFOLIO OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
                                                           SHARES          VALUE
                                                        ------          -----
COMMON STOCKS  85.0%
ADVERTISING 1.0%
Omnicom Group .................................         100,000     $ 6,512,500
                                                                    -----------
AEROSPACE/DEFENSE 1.6%
General Motors (Class H) ......................         125,000       5,125,000
United Technologies ...........................          60,000       5,302,500
                                                                    -----------
                                                                      10,427,500
                                                                    -----------
APPAREL AND TEXTILES 1.2%
Liz Claiborne .................................         150,000       3,787,500
Unifi .........................................         175,000       4,287,500
                                                                    -----------
                                                                       8,075,000
                                                                    -----------
AUTOMOTIVE AND RELATED 1.7%
Autoliv (ADRs)*a ..............................          35,000       2,130,625
Echlin ........................................          75,000       2,681,250
Genuine Parts .................................         100,000       4,012,500
Volkswagen ....................................           5,900       1,911,617
                                                                    -----------
                                                                      10,735,992
                                                                    -----------
CHEMICALS 3.0%
Air Products and Chemicals ....................         100,000       5,212,500
Bayer AG ......................................           7,600       1,940,686
Crompton & Knowles ............................         200,000       2,975,000
Dow Chemical ..................................         100,000       7,450,000
European Vinyls* ..............................          45,300       1,585,698
                                                                    -----------
                                                                      19,163,884
                                                                    -----------
COMPUTER AND BUSINESS SERVICES 0.7%
International Business Machines ...............          50,000       4,718,750
                                                                     -----------
CONSTRUCTION  0.5%
Sherwin-Williams ..............................         100,000       3,506,250
                                                                    -----------
CONSUMER GOODS AND SERVICES 8.6%
Allied Domecq .................................         230,000       1,960,586
B.A.T. Industries .............................         200,000       1,673,227
Christian Dior=ABSA ...........................          10,000         909,230
Coca-Cola .....................................         125,000       8,625,000
Colgate-Palmolive .............................         100,000       6,662,500
Eastman Kodak .................................         100,000       5,925,000
Gillette ......................................         100,000       4,762,500
International Flavors &
Fragrances ....................................         100,000       4,825,000
PepsiCo .......................................         150,000       7,650,000
Procter & Gamble ..............................         100,000       7,700,000
Rubbermaid ....................................         185,000       5,110,625
                                                                    -----------
                                                                      55,803,668
                                                                    -----------
DRUGS AND HEALTH CARE 5.9%
Abbott Laboratories ...........................         150,000       6,393,750
American Home Products ........................          50,000       4,243,750
Bard (C.R.) ...................................         150,000       4,575,000
Bausch & Lomb .................................         150,000       6,206,250
Bristol-Myers Squibb ..........................          75,000       5,465,625
Mallinckrodt Group ............................         100,000       3,962,500
Schering-Plough ...............................         150,000       7,725,000
                                                                    -----------
                                                                      38,571,875
                                                                    -----------
ELECTRIC AND GAS UTILITIES  6.4%
British Gas (ADRs) ............................          30,000       1,222,500
Empresa Nacional de
Electricidad (ADRs) ...........................          50,000       2,575,000
FPL Group .....................................         160,000       6,540,000
General Public Utilities ......................         200,000       6,225,000
Hong Kong Electric ............................       1,800,000       6,017,848
Huaneng Power
International (ADRs)* .........................          60,000       1,035,000
PacifiCorp ....................................         200,000       3,800,000
SCE ...........................................         400,000       7,100,000
Southern Company ..............................         150,000       3,543,750
Williams Cos ..................................         100,000       3,900,000
                                                                    -----------
                                                                      41,959,098
                                                                    -----------
ELECTRONICS 1.2%
Motorola ......................................         100,000       7,637,500
                                                                    -----------
ENERGY  7.1%
Anadarko Petroleum ............................          82,000       3,884,750
Atlantic Richfield ............................          50,000       5,368,750
Enron .........................................         200,000       6,700,000
Mobil .........................................          75,000       7,471,875
Panhandle Eastern .............................         200,000       5,450,000
Royal Dutch Petroleum .........................          75,000       9,206,250
Schlumberger ..................................         100,000       6,525,000
Total SA (Class B) ............................          25,000       1,512,000
                                                                    -----------
                                                                      46,118,625
                                                                    -----------
FINANCE AND INSURANCE  14.5%
Aetna Life & Casualty .........................          75,000       5,503,125
Ahmanson (H.F.) ...............................         200,000       5,075,000
American International Group ..................         112,500       9,562,500
Banco Santander (ADSs) ........................          50,000       2,098,100
Bank of New York ..............................         200,000       9,300,000
Bankers Trust .................................         100,000       7,018,750
Chubb .........................................          75,000       7,200,000
Federal National Mortgage
  Association ...................................        70,000       7,245,000

================================================================================
                                                              SEPTEMBER 30, 1995
--------------------------------------------------------------------------------
                                                           Shares          Value
                                                        ------          -----
General Re ....................................          50,000     $ 7,550,000
Great Western Financial .......................         150,000       3,562,500
Grupo Financiero Banamex
Accival (Class B) .............................         551,000       1,099,497
Household International .......................          75,000       4,654,687
Internationale Nederlanden Bank 38,950 ........       2,261,817
KeyCorp .......................................         125,000       4,281,250
MBNA ..........................................         100,000       4,162,500
Morgan (J.P.) .................................          90,000       6,963,750
National Australia Bank (ADRs) ................          50,000       2,218,750
SociAtA Generale ..............................           9,040         924,686
St. Paul Companies ............................          60,000       3,502,500
                                                                    -----------
                                                                      94,184,412
                                                                    -----------
FOOD  4.7%
Campbell Soup ................................          100,000       5,025,000
ConAgra ......................................          150,000       5,943,750
CPC International ............................          100,000       6,600,000
General Mills ................................          100,000       5,575,000
Sara Lee .....................................          250,000       7,437,500
                                                                    -----------
                                                                      30,581,250
                                                                    -----------
INDUSTRIAL EQUIPMENT 3.2%
BTR ..........................................          320,000       1,652,352
Emerson Electric .............................           50,000       3,571,875
General Electric .............................          175,000      11,156,250
Mannesmann ...................................            4,000       1,308,048
Pacific Dunlop ...............................        1,100,000       2,736,688
                                                                    -----------
                                                                      20,425,213
                                                                    -----------
OFFICE EQUIPMENT  1.0%
Pitney Bowes .................................          150,000       6,300,000
                                                                    -----------
PAPER AND PACKAGING  1.7%
Bowater ......................................           75,000       3,496,875
Kimberly-Clark ...............................          100,000       6,712,500
Stora Kopparbergs ( Class B ) ................           80,000       1,076,739
                                                                    -----------
                                                                      11,286,114
                                                                    -----------
PRINTING AND PUBLISHING  2.8%
Donnelley (R.R.) .............................          100,000       3,900,000
Knight-Ridder Newspapers .....................          100,000       5,862,500
Reader|s Digest (Class A) ....................           70,000       3,298,750
Reed Elsevier ................................          130,000       1,665,833
Tribune ......................................           50,000       3,318,750
                                                                    -----------
                                                                      18,045,833
                                                                    -----------
RESTAURANT 0.7%
Wendy|s International ........................          200,000       4,225,000
                                                                    -----------
RETAIL TRADE 6.2%
American Stores ..............................          200,000       5,675,000
Dillard Department Stores ....................          100,000       3,187,500
Kmart ........................................          300,000       4,350,000
Limited ......................................          150,000       2,850,000
May Department Stores ........................          175,000       7,656,250
Nordstrom ....................................          125,000       5,226,563
Sears, Roebuck ...............................          100,000       3,687,500
Wal-Mart .....................................          200,000       4,975,000
Woolworth ....................................          175,000       2,756,250
                                                                    -----------
                                                                      40,364,063
                                                                    -----------
STEEL  0.6%
Nucor ........................................           60,000       2,685,000
Pohang Iron & Steel (ADRs) ...................           30,000         986,250
                                                                    -----------
                                                                       3,671,250
                                                                    -----------
TECHNOLOGY 0.3%
Cray Research ................................          100,000       2,212,500
                                                                    -----------
TELECOMMUNICATIONS  2.9%
Alcatel Alsthom ..............................           17,000       1,428,728
ALLTEL .......................................          250,000       7,468,750
American Telephone
Telegraph ....................................          100,000       6,575,000
Indosat (ADSs) ...............................           13,100         460,137
Tele Danmark (ADSs) ..........................           70,000       1,811,250
Telecom Italia-Di Risp .......................          585,000         764,303
Telecom Italia Mobile-Di Risp ................          585,000         644,767
                                                                    -----------
                                                                      19,152,935
                                                                    -----------
TELEPHONE UTILITIES 1.1%
NYNEX ........................................          150,000       7,162,500
                                                                    -----------
TOBACCO  1.8%
Philip Morris ................................           75,000       6,262,500
UST Inc. .....................................          200,000       5,725,000
                                                                    -----------
                                                                      11,987,500
                                                                    -----------
TRANSPORTATION 2.0%
British Airways (ADRs) .......................           35,000       2,445,625
Conrail ......................................           50,000       3,437,500
Jurong Shipyard ..............................          150,000       1,074,816
Roadway Services .............................          125,000       6,234,375
                                                                    -----------
                                                                      13,192,316
                                                                    -----------
MISCELLANEOUS/DIVERSIFIED  2.6%
Corning (Delaware) ...........................          200,000       5,725,000
Dover ........................................          100,000       3,825,000

================================================================================
PORTFOLIO OF INVESTMENTS (UNAUDITED)                          SEPTEMBER 30, 1995
--------------------------------------------------------------------------------
                                                                       SHARES OR
                                                          PRIN. AMT.       Value
                                                        ------          -----
Minnesota Mining &
Manufacturing ................................           50,000 shs. $2,825,000
Tenneco ......................................          100,000       4,625,000
                                                                    -----------
                                                                      17,000,000
                                                                    -----------
TOTAL COMMON STOCK
        (Cost ................................    $ 395,150,145)    553,021,528
                                                                    -----------

CONVERTIBLE BONDS 6.3%
BIOTECHNOLOGY 0.4%

Genzyme 63|4%, 10/1/2001a ....................    $   2,000,000       2,355,000
                                                                    -----------

INSURANCE  0.6%
AXA 6%, 1/1/2001 .............................        4,497,500(alpha)1,095,908
Horace Mann 4%, 12/1/1999 ....................        2,000,000       2,055,000
Liberty Life International
61|2%, 9/30/2004 .............................        1,000,000       1,102,500
                                                                    -----------
                                                                       4,253,408
                                                                    -----------
LEISURE AND RELATED 0.3%
Bell Sports 41|4%, 11/15/2000 ................        2,500,000       1,943,750
                                                                    -----------
RETAIL TRADE 0.7%
Big B 61|2%, 3/15/2003 .......................        2,000,000       2,485,000
Price 63|4%, 3/1/2001 ........................        2,000,000       2,040,000
                                                                    -----------
                                                                       4,525,000
                                                                    -----------
TECHNOLOGY  1.8%
Bay Networks 51|4%, 5/15/2003a ...............        3,500,000       3,618,125
Conner Peripherals 61|2%, 3/1/2002 ...........        2,000,000       1,862,500
Data General 73|4%, 6/1/2001 .................        3,000,000       2,752,500
EMC 41|4%, 1/1/2001 ..........................        3,000,000       3,285,000
                                                                    -----------
                                                                      11,518,125
                                                                    -----------
TRANSPORTATION 0.2%
Nippon Yusen 2%, 9/29/2000 ...................      140,000,000**     1,632,160
                                                                    -----------
MISCELLANEOUS/DIVERSIFIED  2.3%
Land and General Berhad 41|2%,
7/26/2004 ....................................        1,000,000       1,160,000
MascoTech 41|2%, 12/15/2003 ..................        3,000,000       2,283,750
Teco Electric & Machinery 23|4%,
4/15/2004 ....................................        1,500,000       1,215,000
Thermo Electron 5%, 4/15/2001a ...............        3,000,000       4,402,500
TNT Pacific Finance
9%, 7/27/1998 ................................        5,000,000aa     3,719,559
TriMas 5%, 8/1/2003 ..........................        2,000,000       2,095,000
                                                                    -----------
                                                                      14,875,809
                                                                    -----------
TOTAL CONVERTIBLE BONDS
        (Cost $36,543,615) ...................                       41,103,252
                                                                    -----------
CONVERTIBLE PREFERRED STOCKS 4.4%
BANKING AND FINANCE  1.5%
Citicorp $5.375a .............................           50,000   $   9,787,500
                                                                    -----------
INSURANCE  0.8%
Alexander & Alexander
(Series A) $3.625a ...........................          100,000       5,550,000
                                                                    -----------
TECHNOLOGY  0.6%
Unisys $3.75 .................................          100,000       3,750,000
                                                                    -----------
TELECOMMUNICATIONS 0.5%
Mobile Telecommunications
Technology $2.25a ............................           75,000       3,150,000
                                                                    -----------
TRANSPORTATION  1.0%
GATX $3.875 ..................................           70,000       4,235,000
Sea Containers $4.00 .........................           50,000       2,437,500
                                                                    -----------
                                                                       6,672,500
                                                                    -----------
TOTAL CONVERTIBLE PREFERRED STOCKS
        (Cost $18,701,786) ...................                       28,910,000
                                                                    -----------
SHORT-TERM HOLDINGS 4.9%
        (Cost $31,975,000) ...................                       31,975,000
                                                                    -----------
TOTAL INVESTMENTS 100.6%
        (Cost $482,370,546) ..................                      655,009,780
OTHER ASSETS LESS
LIABILITIES  (0.6)%                                                  (3,984,143)
                                                                    -----------
NET ASSETS  100.0%                                                 $651,025,637
                                                                   ============
------------
 * Non-income producing security.

 a Rule 144A security.

** Principal amount reported in Japanese yen.

aa Principal amount reported in Australian dollars.

(alpha) Principal amount reported in French francs.

Note: Investments in common stocks and convertible securities are valued at current market values or, in their absence, at fair values determined in accordance with procedures approved by the Board of Directors. Securities traded on national exchanges are valued at last sales prices or, in their absence and in the case of over-the-counter securities, a mean of bid and asked prices. Short-term holdings maturing in 60 days or less are valued at amortized cost.

================================================================================

--------------------------------------------------------------------------------

LARGEST PORTFOLIO CHANGESA
During Past Three Months

                                                            SHARES OR PRIN. AMT.
                                               ------------------------------
                                                                        HOLDINGS
ADDITIONS                                      INCREASE              9/30/95
---------                                      --------              -------
COMMON STOCKS
FPL Group ..............................       160,000 shs.          160,000shs.
Genuine Parts ..........................       100,000               100,000
Grupo Financiero Banamex
Accival (Class B) ......................       551,000               551,000
Nucor ..................................        60,000                60,000
St. Paul Companies .....................        60,000                60,000
SCE ....................................       400,000               400,000
SociAtA Generale .......................           240                 9,040
Southern Company .......................       150,000               150,000

CONVERTIBLE BONDS
Teco Electric & Machinery
23|4%, 4/15/2004 .......................    $1,500,000            $1,500,000


                                                                        Holdings
Reductions                                    Decrease              9/30/95
--------------                                --------             --------
COMMON STOCKS
Carolina Power and Light ...............       200,000 shs.             --
Echlin .................................        75,000               75,000 shs.
General Electric .......................        25,000              175,000
International Business Machines ........        50,000               50,000
Lubrizol ...............................       100,000                  --
Minnesota Mining & Manufacturing .......        50,000               50,000
Philip Morris ..........................        25,000               75,000
Unicom .................................       100,000                  --

CONVERTIBLE BONDS
Bay Networks 51|4% 5/15/2003 ...........    $2,500,000           $3,500,000

CONVERTIBLE PREFERRED STOCKS
Nacional Financiera 111|4% .............        40,000 shs.             --

a Largest portfolio changes from the previous quarter to the current quarter are based on cost of purchases and proceeds from sales of securities.

MAJOR PORTFOLIO HOLDINGS
at September 30, 1995

Security                                                                Value
--------                                                                -----
General Electric ........................................            $11,156,250
Citicorp $5.375 (Conv. Pfd.) ............................              9,787,500
American International Group ............................              9,562,500
Bank of New York ........................................              9,300,000
Royal Dutch Petroleum ...................................              9,206,250
Coca-Cola ...............................................              8,625,000
Schering-Plough .........................................              7,725,000
Procter & Gamble ........................................              7,700,000
May Department Stores ...................................              7,656,250
PepsiCo .................................................              7,650,000

================================================================================
SELIGMAN COMMON STOCK FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT RESULTS
TOTAL RETURNS*
For Periods Ended September 30, 1995

                                                                  AVERAGE ANNUAL
                       ---------------------------------------------------------
                                                                         CLASS D
                        THREE     NINE      ONE       FIVE      TEN     SINCE
                       MONTHS    MONTHS     YEAR     YEARS     YEARS  INCEPTION+
                       ------    ------     ----     -----     -----  ----------
CLASS A
With Sales Charge       1.30%    17.92%    16.11%    16.18%    13.88%      --
Without Sales Charge    6.32     23.75     21.94     17.32     14.44       --

CLASS D
With CDSL               5.10     22.05     19.85       n/a       n/a       n/a
Without CDSL            6.10     23.05     20.85       n/a       n/a     11.45%

S&P 500**               7.95     29.77     29.75     17.23     15.98     15.63++

  ----------------------------------------------------------------------------
  NET ASSET VALUE PER SHARE

                  SEPTEMBER 30, 1995      JUNE 30, 1995      DECEMBER 31, 1994
                  ------------------      -------------      -----------------
  CLASS A               $14.72                $13.93              $12.12
  CLASS D               $14.68                $13.89              $12.07

  ----------------------------------------------------------------------------

* The returns for Class A shares are shown with and without the maximum initial sales charge of 4.75%. No adjustment was made to performance for periods prior to January 1, 1993, the commencement date for the annual Administration, Shareholder Services and Distribution Plan fee of up to 0.25% of average daily net assets of Class A shares. The returns for periods of one year or less for Class D shares are shown with and without the effect of the 1% contingent deferred sales load (-CDSL|) imposed on certain shares redeemed within one year of purchase.

** The S&P 500 is an unmanaged index and assumes reinvestment of estimated dividends and does not reflect fees and expenses. Investors may not invest directly in an index.

+  May 3, 1993.

++ From April 30, 1993.

         --------------------------------------------------------------

   These rates of return reflect changes in price and assume that all distributions within the period are reinvested in additional shares. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.